Note 5 - Equity Awards (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity Awards [Abstract]
Equity Awards

4. Stockholders’ Equity

During June 2020, the Company raised $2.8 million in net proceeds from the issuance of 1,515,878 shares of common stock and 871,630 stock warrants.  The stock warrants were recorded as a equity instrument and valued at $1.0 million at the date of issuance utilizing the following Black-Scholes assumptions.

June 3, 2020
Stock Price	$1.65
Exercise Price	$2.03 - $2.62
Term in years	5.00
Volatility	98.20%
Annual rate of quarterly dividends	0%
Discount rate- bond equivalent yield	0.38%

Issuance costs amounted to $391,581.

The Company has granted options to purchase shares of common stock. The following is a summary of option award activity during the nine months ended September 30, 2020:

	Total Stock Options Outstanding	Weighted Average Exercise Price per Share
December 31, 2019	136,105	$40.07
Granted	—	—
Vested	—	—
Forfeited, Canceled	(59,226)	55.29
September 30, 2020	76,879	$28.34

The following is a summary of outstanding stock options as of September 30, 2020:

	As of September 30, 2020
	Stock Options Outstanding	Vested Stock Options
Quantity	76,879	76,879
Weighted Average Exercise Price	$28.34	$28.34
Weighted Average Remaining Contractual Term (in Years)	3.46	3.46
Intrinsic Value	$—	$—

For the nine months ended September 30, 2020 and 2019, the Company granted no stock options. As of September 30, 2020 and 2019, the total fair value of options vested was $0.

As of September 30, 2020, there was no total compensation cost not yet recognized related to unvested stock options.

5. Equity Awards

Warrants

In connection with sales of the Company's common stock and the issuance of debt instruments that have since been repaid, warrants were issued. The warrants expire between one and seven years from issuance from the date of grant and are subject to the terms applicable in each agreement. The following table sets forth the changes in the number of warrants outstanding for the periods presented:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2017	710,174	$8.95
Exercised	(18,405)	3.00
Forfeited, Canceled	(163,715)	3.34
Outstanding at December 31, 2018	528,054	10.90
Forfeited, Canceled	(200,801)	14.18
Outstanding at December 31, 2019	327,253	$8.89

Equity Incentive Plan

The following is a summary of option award activity under the Plan for the year ended December 31, 2019:

	Year ended December 31, 2019
	Total Stock Options Outstanding	Weighted Average Exercise Price per Share	Nonvested Stock Options	Weighted Average Grant Date Fair Value per Share
December 31, 2018	160,076	$35.92	—	$—
Forfeited, Canceled	(23,971)	12.35	—	—
December 31, 2019	136,105	$40.07	—	$—

The following is a summary of outstanding stock options under the Plan as of December 31, 2019:

	Stock Options Outstanding	Vested Stock Options
Quantity	136,105	136,105
Weighted-average exercise price	$40.07	$40.07
Weighted Average Remaining Contractual Term (in Years)	3.46	3.46
Intrinsic value	$—	$—

For the years ended December 31, 2019 and 2018, the Company granted no stock options. For the years ended December 31, 2019 and 2018, the total fair value of options vested was $0. The total intrinsic value of options exercised for the years ended December 31, 2019 and 2018 was $0.

As of December 31, 2019, there was no total compensation cost not yet recognized related to unvested stock options.